Offerings - Offering: 1	Oct. 24, 2025 USD ($)
Offering:
Other Rule	true
Security Type	Equity
Amount Registered	65,000,000
Proposed Maximum Offering Price per Unit	0.85915
Maximum Aggregate Offering Price	$ 55,844,750
Offering Note
(1)	Represents shares of common stock, par value $0.001 (the “Common Stock”), of USBC, Inc. issuable under the Amended and Restated USBC, Inc. 2021 Equity Incentive Plan (the “2021 Plan”).

(2)

Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered any additional shares of Common Stock attributable to these registered shares which become issuable under the Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant’s receipt of consideration which results in an increase in the number of outstanding shares of the Common Stock.

(3)

Estimated solely for the purpose of calculating the filing fee which was computed in accordance with Rule 457(c) and Rule 457(h)(1) under the Securities Act, on the basis of the average of the high and low closing prices per share of the Common Stock as reported on the NYSE American on October 21, 2025.